Joint Ventures and Equity Investments (Summary of Activity in Joint Ventures and Equity Investments) (Details) - USD ($)	3 Months Ended											9 Months Ended				12 Months Ended
	Sep. 30, 2015		Dec. 31, 2014	Sep. 30, 2014		Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Equity in net income (loss) of joint ventures	$ (1,096,000)		$ 103,000	$ 103,000		$ 1,125,000	$ 628,000	$ (2,854,000)	$ 983,000	$ (2,603,000)	$ (1,188,000)	$ (974,000)		$ 1,856,000		$ 1,959,000		$ (5,662,000)	$ (2,904,000)
Contributions to joint venture or equity investment	12,755,000											15,393,000
Distribution received from joint venture	103,000			103,000								309,000		7,109,000		6,800,000		29,215,000	0
Investments in joint ventures	13,928,000		0					39,385,000				13,928,000				0		39,385,000
Corporate Joint Venture [Member]
Equity in net income (loss) of joint ventures	(1,096,000)	[1]		103,000	[2]							(974,000)	[1]	1,856,000	[2]	1,959,000	[3]	(5,662,000)	(2,904,000)
Gramercy European Property Fund [Member]
Equity in net income (loss) of joint ventures	(1,199,000)											(1,283,000)
Contributions to joint venture or equity investment	12,755,000											15,393,000
Investments in joint ventures	13,928,000											13,928,000
Bank of America Portfolio [Member]
Equity in net income (loss) of joint ventures														1,547,000
Distribution received from joint venture														6,800,000
Philips Building [Member]
Equity in net income (loss) of joint ventures	103,000			103,000								309,000		309,000		413,000		212,000	115,000
Distribution received from joint venture	$ 103,000			$ 103,000								$ 309,000		$ 309,000		413,000		413,000	$ 392,000
Investments in joint ventures			$ 0					$ 0								$ 0		$ 0

[1]	The results of operations for the three and nine months ended September 30, 2015 include the Gramercy European Property Fund's results for the period as the equity investment was formed by the Company and several investment partners in December 2014.
[2]	The results of operations for the nine months ended September 30, 2014 include the Bank of America Portfolio joint venture's results for the period January 1, 2014 through June 9, 2014. Subsequent to the Company's acquisition of the remaining 50% equity interest in the Bank of America Portfolio, on June 9, 2014, the results of operations for the Bank of America Portfolio are consolidated into the Company's Condensed Consolidated Statements of Operations.
[3]	The results of operations for the year ended December 31, 2014 includes the Bank of America joint venture's results for the period January 1, 2014 through June 9, 2014. Subsequent to the Company's acquisition of the remaining 50% equity interest in the Bank of America Portfolio, the results of operations for the Bank of America Portfolio are consolidated into the Company's Consolidated Statements of Operations.